FINANCIAL RISK MANAGEMENT - Capital Risk Management (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Non-recourse borrowings in subsidiaries of the company	$ 8,823	$ 12,913
Cash and cash equivalents	(772)	(736)	$ (894)	$ (777)
Net debt	8,051	12,177
Total equity	4,760	4,071	$ 1,136	$ 2,706
Total capital	$ 12,811	$ 16,248
Net debt-to-capital ratio	63.00%	75.00%